KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report
Federal Home Loan Mortgage Corporation (the “Company”)
Wells Fargo Commercial Mortgage Securities, Inc.
Wells Fargo Securities, LLC
J.P. Morgan Securities LLC
(collectively, the “Specified Parties”):
Re:  FRETE 2024-ML22 Trust – Data File Procedures
We have performed the procedures described below on the specified attributes in an electronic data file entitled “ML22 Red Data Tape.xlsx” (the “Data File”) provided by the Company on May 6, 2024, containing information on 12 funding loans intended to be tax-exempt loans (the “Loans”), each secured by multifamily mortgage loans secured by 12 related mortgaged properties (the “Mortgaged Properties”) as of May 1, 2024 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by FRETE 2024-ML22 Trust. The Company is responsible for the specified attributes identified by the Company in the Data File.
The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.
The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.
Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “reporting threshold” means that (i) dollar amounts, percentages, and debt service coverage ratios were within $1.00, 0.1%, and 0.01, respectively, (ii) dollar amounts were within $2.00 for the Data File attribute Maturity Balance and (iii) dollar amounts were within $5.00 for the Data File attribute Monthly Rent per Unit.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•
The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology, or value, as described in Attachment C.
•	The term “Loan Files” means the copies of source documents made available by the Company and listed in Attachment A. We make no representations regarding the validity or accuracy of these documents.
•	The term “Provided Information” means the Loan Files, Calculation Methodology and Instructions.
Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.
The procedures we were instructed by the Company to perform and the associated findings are as follows:
A.
We compared the Compared Attributes in the Data File (except for those with “Provided by Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.

B.
We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, as detailed in the “Calculation Methodology” column of Attachment B, and (iii) the Instructions, as applicable.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.
We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.
The procedures performed were applied based on information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the loans and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.
2

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such loans and related mortgaged properties being securitized, (iii) the compliance of the originator of the loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the loans and related mortgaged properties that would be material to the likelihood that the issuer of the certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).
The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.
/s/ KPMG LLP
McLean, Virginia
May 8, 2024

3

ATTACHMENT A
COMPARED ATTRIBUTES
Attribute Number	Attribute	Source Document(s)
1	Annex #	Provided by Company
2	Loan Group	Provided by Company
3	Freddie Mac Loan Number	Continuing Covenant Agreement, Project Note
4	Property Name	Provided by Company
5	Optigo Lender	Governmental Note, Project Note, Continuing Covenant Agreement
6	Address (Street)	Appraisal Report, Engineering Report, USPS Website
7	City	Appraisal Report, Engineering Report, USPS Website
8	County	Appraisal Report, Engineering Report, USPS Website
9	State	Appraisal Report, Engineering Report, USPS Website
10	Metropolitan Statistical Area	MSA Report
11	Zip Code	Appraisal Report, Engineering Report, USPS Website
12	Property Type	Appraisal Report
13	Property Sub-Type	Appraisal Report, Investment Brief, Engineering Report, Property Inspection and Lease Audit, Continuing Covenant Agreement
14	Cut-off Date	Provided by Company
15	Original Principal Balance	Project Note
16	Note Date	Project Note
17	Note Rate	Project Note
18	Rate Type	Project Note
19	Interest Calculation	Project Note
20	First Payment Date	Project Note
21	Maturity Date	Project Note
22	Payment Date	Project Note
23	Late Charge Grace Period (# of days)	Project Note
24	Amortization Type	Project Note
25	Original Amortization Term (months)	Project Note
26	Interest Only Term	Project Note
27	Prepay Provision Description	Project Note, Project Loan Agreement, Funding Loan Agreement
28	Defeasance To Maturity (Y/N)	Funding Loan Agreement, Project Note, Project Loan Agreement
29	Partial Defeasance Permitted (Y/N)	Funding Loan Agreement, Project Note, Project Loan Agreement
30	Appraised Value	Appraisal Report
31	Appraised Value Type	Appraisal Report
32	Appraisal Firm	Appraisal Report

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
33	Appraisal Date	Appraisal Report
34	Year Built	Engineering Report, Appraisal Report
35	Year Renovated	Engineering Report, Appraisal Report, Certificate of Substantial Completion (Form G704), Final Site Observation Report
36	Expected Construction Completion Date	Continuing Covenant Agreement, Commitment Letter, Pre-Construction Report
37	Number of Units	Rent Roll, Appraisal Report, Investment Brief, Continuing Covenant Agreement
38	Affordable LI Units (<=80% AMI)	CRA Report
39	Affordable LI Units (<=60% AMI)	CRA Report
40	Affordable VLI Units (<=50% AMI)	CRA Report
41	Unit of Measure	Rent Roll, Appraisal Report, Investment Brief, Continuing Covenant Agreement
42	# Units - Commercial	Appraisal Report, Rent Roll, Investment Brief, Commercial Lease
43	Elevator (Y/N)	Engineering Report, Appraisal Report
44	FIRREA Eligible (Y/N)	Appraisal Report
45	Zoning Status	Zoning Report, Appraisal Report
46	Lien Position	Final Title Policy, Continuing Covenant Agreement
47	Fee Simple/Leasehold	Security Instrument, Final Title Policy
48	Ground Lease Rent	Ground Lease or Ground Lease Estoppel
49	Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel
50	Ground Lease Expiration Date w/ Extensions	Ground Lease or Ground Lease Estoppel
51	U/W EGI	Asset Summary Report (Excel or PDF)
52	U/W Expenses	Asset Summary Report (Excel or PDF)
53	Underwritten Annual Reserves	Asset Summary Report (Excel or PDF)
54	U/W NCF	Asset Summary Report (Excel or PDF)
55	Most Recent Period Ending	Asset Summary Report (Excel or PDF)
56	Most Recent EGI	Asset Summary Report (Excel or PDF)
57	Most Recent Expenses	Asset Summary Report (Excel or PDF)
58	Most Recent NCF	Asset Summary Report (Excel or PDF)
59	2nd Most Recent Period Ending	Asset Summary Report (Excel or PDF)
60	2nd Most Recent EGI	Asset Summary Report (Excel or PDF)
61	2nd Most Recent Expenses	Asset Summary Report (Excel or PDF)
62	2nd Most Recent NCF	Asset Summary Report (Excel or PDF)
63	3rd Most Recent Period Ending	Asset Summary Report (Excel or PDF)
64	3rd Most Recent EGI	Asset Summary Report (Excel or PDF)
65	3rd Most Recent Expenses	Asset Summary Report (Excel or PDF)
66	3rd Most Recent NCF	Asset Summary Report (Excel or PDF)
67	Occupancy as of Date	Rent Roll

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
68	Tenant Concentration Type
For Student, Military and Corporate concentrations: Property Inspection and
Lease Audit, Investment Brief, Seller Inspection Template, Appraisal Report
For Age Restricted concentrations: Appraisal Report, Investment Brief
For Assisted Living/Independent Living concentrations: Continuing
Covenant Agreement
For any other concentrations: Property Inspection and Lease Audit,
Investment Brief,
Seller Inspection Template, Appraisal Report, Continuing Covenant Agreement

69	% of Tenant Concentration
For Student, Military and Corporate concentrations: Property Inspection and Lease
Audit,Investment Brief, Seller Inspection Template, Appraisal Report
For Age Restricted concentrations: Appraisal Report, Investment Brief
For Assisted Living/Independent Living concentrations: Continuing Covenant
Agreement
For any other concentrations: Property Inspection and Lease Audit, Investment Brief,
Seller Inspection Template, Appraisal Report, Continuing Covenant Agreement

70	Non-Compliance Provisions (Y/N)	Continuing Covenant Agreement
71	Rental Subsidy Indicator (Y/N)	Provided by Company
72	Rental Subsidy Type	Provided by Company
73	Regulatory Agreement (Y/N)	Legal Affordability Summary Report, Continuing Covenant Agreement, Regulatory Agreements
74	Type of Regulatory Agreement(s)	Legal Affordability Summary Report, Continuing Covenant Agreement, Regulatory Agreements
75	Description of Regulatory Agreement(s)	Legal Affordability Summary Report
76	Regulatory Agency/Housing Authority/Regulatory Agreement Counterparty	Legal Affordability Summary Report
77	% Units with Income Restrictions	Legal Affordability Summary Report
78	% Units with Rent Restrictions	Legal Affordability Summary Report
79	HAP Maturity Date	Legal Affordability Summary Report
80	Condo Ownership (% or N/A)	Continuing Covenant Agreement
81	Amount Sq. Ft - Commercial	Appraisal Report, Rent Roll, Investment Brief, Commercial Lease
82	Environmental Firm	Phase I Environmental Report
83	Phase I Environmental Report Date	Phase I Environmental Report
84	Phase II Recommended (Y/N)	Phase I Environmental Report
85	Phase II Performed (Y/N)	Phase II Environmental Report
86	Phase II Environmental Report Date	Phase II Environmental Report

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
87	Environmental Cost to Cure (Phase I plus Phase II)	Phase I Environmental Report & Phase II Environmental Report
88	Engineering Firm	Engineering Report
89	Engineering Report Date	Engineering Report
90	Immediate Repairs Cost Estimate	Engineering Report
91	Replacement Reserves Cost Estimate per Year	Engineering Report
92	Seismic Firm	Seismic Report
93	Seismic Report Date	Seismic Report
94	Elevated Seismic Hazard Region or PGA ≥ 0.15g (Y/N)	Seismic Report, Engineering Report
95	PML Report Required (Y/N)	Seismic Report, Engineering Report
96	PML (%)	Seismic Report
97	Green Advantage	CRA Report, Continuing Covenant Agreement
98	Tax Reserve - Current Balance ($ or N/A)	Servicing Tape
99	Tax Reserve - Initial Deposit ($ or N/A)	Servicing Tape, List of all Escrow Accounts Held, Settlement Statement, Continuing Covenant Agreement
100	Tax Reserve - Contractual Payment ($ or N/A)	Servicing Tape, List of all Escrow Accounts Held, Continuing Covenant Agreement
101	Insurance Reserve - Current Balance ($ or N/A)	Servicing Tape
102	Insurance Reserve - Initial Deposit ($ or N/A)	Servicing Tape, List of all Escrow Accounts Held, Settlement Statement, Continuing Covenant Agreement
103	Insurance Reserve - Contractual Payment	Servicing Tape, List of all Escrow Accounts Held, Continuing Covenant Agreement
104	Engineering Reserve - Current Balance ($ or N/A)	Servicing Tape
105	Engineering Reserve - Initial Deposit ($ or N/A)	Continuing Covenant Agreement, Servicing Tape, List of all Escrow Accounts Held, SettlementStatement
106	Engineering Reserve - Contractual Payment ($ or N/A)	Continuing Covenant Agreement, Servicing Tape, List of all Escrow Accounts Held
107	Replacement Reserve - Current Balance ($ or N/A)	Servicing Tape
108	Replacement Reserve - Initial Deposit ($ or N/A)	Continuing Covenant Agreement, Servicing Tape, List of all Escrow Accounts Held, SettlementStatement
109	Replacement Reserve - Contractual Payment ($ or N/A)	Continuing Covenant Agreement, Servicing Tape, List of all Escrow Accounts Held
110	Replacement Reserve - Contractual - Cap ($ or N/A)	Continuing Covenant Agreement, Servicing Tape, List of all Escrow Accounts Held
111	Other Reserve - Current Balance ($ or N/A)	Servicing Tape
112	Other Reserve - Initial Deposit ($ or N/A)	Continuing Covenant Agreement, Servicing Tape, List of all Escrow Accounts Held, SettlementStatement

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
113	Other Reserve Description	Continuing Covenant Agreement, Servicing Tape, List of all Escrow Accounts Held, Settlement Statement
114	Other Reserve - Contractual Payment ($ or N/A)	Continuing Covenant Agreement, Servicing Tape, List of all Escrow Accounts Held
115	Other Reserve - Contractual - Cap ($ or N/A)	Continuing Covenant Agreement, Servicing Tape, List of all Escrow Accounts Held
116	Springing Reserve Name	Continuing Covenant Agreement, Servicing Tape, List of all Escrow Accounts Held
117	Springing Reserve Amount ($ or N/A)	Continuing Covenant Agreement, Servicing Tape, List of all Escrow Accounts Held
118	Springing Reserve Description	Continuing Covenant Agreement, Servicing Tape, List of all Escrow Accounts Held
119	Letter of Credit Amount	Letter of Credit, Continuing Covenant Agreement
120	Letter of Credit Description	Letter of Credit, Continuing Covenant Agreement
121	Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Continuing Covenant Agreement
122	Specify Accounts for Escrows/Reserves LOC	Continuing Covenant Agreement
123	Environmental Insurance (Y/N)	Environmental Insurance Certificate, Form 1133
124	Environmental Insurance Expiration Date	Provided by Company
125	Environmental Insurance Carrier (Name or N/A)	Provided by Company
126	Environmental Insurance Carrier Rating	Provided by Company
127	Environmental Insurance Coverage ($ or N/A)	Provided by Company
128	Flood Insurance (Y/N)	Standard Flood Hazard Determination Form, Property Insurance Certificate, Form 1133, Flood Waiver
129	Windstorm Insurance (Y/N)	Property Insurance Certificate, Form 1133
130	Earthquake Insurance Required (Y/N)	Property Insurance Certificate, Form 1133, Seismic Report, Continuing Covenant Agreement
131	Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133
132	Terrorism Insurance Expiration Date	Provided by Company
133	Terrorism Insurance Coverage ($ or N/A)	Provided by Company
134	Terrorism Insurance Deductible ($ or N/A)	Provided by Company
135	Terrorism Insurance Carrier (Name or N/A)	Provided by Company
136	Terrorism Insurance Carrier Rating	Provided by Company
137	Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133
138	Property Insurance Expiration Date	Provided by Company
139	Property Insurance Carrier (Name or N/A)	Provided by Company
140	Property Insurance Carrier Rating	Provided by Company
141	Property Insurance Coverage ($ or N/A)	Provided by Company
142	Property Insurance Deductible ($ or N/A)	Provided by Company

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
143	Liability Insurance Coverage (Y/N)	Liability Insurance Certificate, Form 1133
144	Liability Insurance Expiration Date	Provided by Company
145	Liability Insurance Carrier (Name or N/A)	Provided by Company
146	Liability Insurance Carrier Rating	Provided by Company
147	Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)	Provided by Company
148	Liability Insurance Deductible ($ or N/A)	Provided by Company
149	Cash Management (Description or N/A)	Cash Management Agreement, Lockbox Agreement, Continuing Covenant Agreement
150	Lockbox (Y/N)	Cash Management Agreement, Lockbox Agreement, Continuing Covenant Agreement
151	Additional Financing In Place (existing) (Y/N)	Continuing Covenant Agreement, Secondary Financing Documents
152	Additional Financing Amount (existing)	Continuing Covenant Agreement, Secondary Financing Documents
153	Additional Financing Description (existing)	Continuing Covenant Agreement, Secondary Financing Documents
154	Future Mezzanine Debt (Y/N)	Continuing Covenant Agreement
155	Future Secondary Financing (Y/N)	Continuing Covenant Agreement
156	Future Secondary Financing Description	Continuing Covenant Agreement
157	Substitution Permitted (Y/N)	Continuing Covenant Agreement, Cross Collateralization Agreement
158	Number of Properties per Loan	Appraisal, Continuing Covenant Agreement
159	Collateral Release Price ($ or N/A)	Cross Collateralization Agreement, Continuing Covenant Agreement
160	Crossed Loans	Cross Collateralization Agreement, Continuing Covenant Agreement
161	Release (Y or N or N/A)	Continuing Covenant Agreement, Cross Collateralization Agreement
162	Release Provisions (Description or N/A)	Continuing Covenant Agreement, Cross Collateralization Agreement
163	Loan Purpose	Continuing Covenant Agreement, Investment Brief, Settlement Statement
164	Borrowing Entity	Project Note, Continuing Covenant Agreement, Borrower Organizational Documents, Assumption Documents
165	Entity Type	Project Note, Continuing Covenant Agreement, Borrower Organizational Documents, Assumption Documents
166	State of Organization	Project Note, Continuing Covenant Agreement, Borrower Organizational Documents, Assumption Documents
167	Borrower Principal	Provided by Company
168	Borrower Type	Continuing Covenant Agreement
169	Tenants In Common (Y/N)	Continuing Covenant Agreement

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
170	Delaware Statutory Trust (Y/N)	Project Note, Continuing Covenant Agreement, Borrower Organizational Documents, Assumption Documents, Trust Agreements
171	Independent Director (Y/N)	Continuing Covenant Agreement
172	Non-Consolidation Opinion (Y/N)	Opinion of Counsel, Commitment Letter
173	Assumption Fee	Continuing Covenant Agreement
174	Recourse(Y/N)	Project Note, Guaranty Agreement, Continuing Covenant Agreement
175	Recourse Description	Project Note, Guaranty Agreement, Continuing Covenant Agreement
176	Bad Boy Indemnitor / Guarantor	Guaranty Agreement, Continuing Covenant Agreement, Assumption Documents
177	Environmental Indemnitor (Name or N/A)	Guaranty Agreement, Continuing Covenant Agreement, Assumption Documents
178	Environmental Carveout (Y/N)	Project Note, Guaranty Agreement, Continuing Covenant Agreement
179	Fraud Carveout (Y/N)	Project Note, Guaranty Agreement, Continuing Covenant Agreement
180	Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Project Note, Guaranty Agreement, Continuing Covenant Agreement
181	Voluntary Bankruptcy Carveout (Y/N)	Project Note, Guaranty Agreement, Continuing Covenant Agreement
182	Waste Carveout (Y/N)	Project Note, Guaranty Agreement, Continuing Covenant Agreement
183	Borrower/Principal Liquid Assets	Provided by Company
184	Borrower/Principal Net Worth	Provided by Company
185	Borrower Or Principal Prior Bankruptcy (Y/N)	Freddie Mac Form 1115, Investment Brief, Borrower Organizational Documents
186	Bankruptcy Description (Chapter # or N/A)	Provided by Company
187	Management Company	Management Agreement, Assignment of Management Agreement, Continuing Covenant Agreement
188	Primary Servicing Fee	Exhibit A to Commitment Letter, Exhibit A to Early Rate Lock Agreement
189	Master Servicing Fee	Provided by Company
190	Trustee Fee	Trustee Fee Bid Letter
191	Master Servicing Surveillance Fee	Provided by Company
192	Special Servicing Surveillance Fee	Provided by Company
193	CREFC Royalty Fee	CREFC Fee Letter
194	Number of LIHTC Units	Legal Affordability Summary Report
195	Bond Counsel Name	Opinion of Counsel
196	Tax Credit Syndicator Name	Provided by Company
197	Tax Credit Investor Name	Continuing Covenant Agreement, Limited Partnership Agreements, Operating Agreements
198	Rental/Income/Age Restrictions (Y/N)	Legal Affordability Summary Report, Regulatory Agreements, Continuing Covenant Agreement

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
199	Issuer	Governmental Note, Funding Loan Agreement
200	Fiscal Agent Name	Funding Loan Agreement, Continuing Covenant Agreement, Project Note
201	Sponsor Name	Guaranty Agreement, Continuing Covenant Agreement, Assumption Documents
202	Annual Governmental Lender Fee	Funding Loan Agreement, Regulatory Agreements
203	Annual Fiscal Agent Fee ($)	Funding Loan Agreement, Regulatory Agreements
204	Annual Fiscal Agent Fee Payment Date	Funding Loan Agreement, Regulatory Agreements
205	First Annual Fiscal Agent Fee Payment Date	Funding Loan Agreement, Regulatory Agreements

ATTACHMENT B

RECOMPUTED ATTRIBUTES
Attribute Number	Attribute	Calculation Methodology
206	Cut-off Balance
Recompute using the Original Principal Balance, Interest Calculation, Seasoning as of Cut Off Date, Interest Only Term, First Payment Date, Maturity Date, Note Rate and Monthly Debt Service, as applicable. Assume all scheduled payments of principal and/or interest on the Loans are made and that there are no prepayments or other unscheduled collections.

207	Maturity Balance
Recompute as the aggregate principal amount that is scheduled to be paid on the Maturity Date, excluding the principal component that is included in the Monthly Debt Service that is due on the Maturity Date using the Original Principal Balance, Interest Calculation, Seasoning as of Cut Off Date, Interest Only Term, First Payment Date, Maturity Date, Note Rate and Monthly Debt Service, as applicable. Assume all scheduled payments of principal and/or interest on the Loans are made and that there are no prepayments or other unscheduled collections.

208	% of Cut-off Date Pool Balance	Respective Cut-off Balance divided by sum of pool Cut-off Balances.
209	% of Cut-off Date Loan Group Balance	Respective Cut-off Balance divided by sum of loan group Cut-off Balances.
210	Monthly Debt Service	If Amortization Type is equal to “Interest Only”, set equal to Monthly Debt Service (IO). Otherwise, confirm using Project Note.
211	Monthly Debt Service (IO)
Recompute using the Original Principal Balance, Interest Calculation, Interest Only Term and Note Rate. Assume all scheduled payments of principal and/or interest on the Loans are made and that there are no prepayments or other unscheduled collections.

212	Original Loan Term (months)	Number of payments between and including the First Payment Date and Maturity Date.
213	Remaining Amortization	Recompute using the Original Amortization Term (months), Seasoning as of Cut Off Date and Interest Only Term.
214	Remaining Term	Recompute using the Original Loan Term (months), Maturity Date and Cut-off Date.
215	Seasoning as of Cut Off Date	Original Loan Term (months) minus Remaining Term.
216	Cut-off Balance Per Unit	Cut-off Balance divided by Number of Units.
217	LTV at Cutoff	Cut-off Balance divided by Appraised Value.
218	LTV at Maturity	Maturity Balance divided by Appraised Value.
219	U/W NOI	U/W EGI minus U/W Expenses

ATTACHMENT B

Attribute Number	Attribute	Calculation Methodology
220	U/W DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service.
221	U/W IO DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service (IO).
222	Most Recent NOI	Most Recent EGI minus Most Recent Expenses
223	Most Recent DSCR (NCF)	Most Recent NCF divided by product of 12 and Monthly Debt Service.
224	2nd Most Recent NOI	2nd Most Recent EGI minus 2nd Most Recent Expenses
225	2nd Most Recent DSCR (NCF)	2nd Most Recent NCF divided by product of 12 and Monthly Debt Service.
226	3rd Most Recent NOI	3rd Most Recent EGI minus 3rd Most Recent Expenses
227	3rd Most Recent DSCR (NCF)	3rd Most Recent NCF divided by product of 12 and Monthly Debt Service.
228	Occupancy Rate	Number of occupied units listed on the Rent Roll Source Document divided by Number of Units.
229	Monthly Rent per Unit
Monthly residential rent per the Rent Roll Source Document divided by the number of residential units per the Rent Roll, Appraisal Report, Investment Brief, or Continuing Covenant Agreement Source Documents.

230	% of GPR from Commercial Rental Income	Commercial income divided by the sum of commercial income and residential gross potential rent from the Asset Summary Report (Excel or PDF) Source Document.
231	CDCR (Combined DCR)
Equal to N/A if Additional Financing In Place (existing) (Y/N) is equal to “No”, or if additional financing (i) has a floating interest rate, (ii) is ‘soft debt’, where there is either no requirement for repayment, or payments are calculated from excess cash flows, (iii) has conditions that provide for the potential forgiveness of the debt, (iv) is owned by the Company, (v) is a pari passu companion loan or (vi) is unsecured. Otherwise, U/W NCF divided by product of 12 and the sum of Monthly Debt Service and monthly debt service of any Additional Financing In Place (existing) (Y/N) which is not represented by any of the conditions (i) through (vi) above.

232	CLTV (Combined LTV)
Equal to N/A if Additional Financing In Place (existing) (Y/N) is equal to “No”, or if additional financing (i) is ‘soft debt’, (ii) has conditions that provide for the potential forgiveness of the debt, (iii) is owned by the Company, (iv) is a pari passu companion loan or (v) is unsecured. Otherwise, sum of Cut-off Balance and any Additional Financing Amount (existing) which is not represented by any of the conditions (i) through (v) above, divided by Appraised Value.

ATTACHMENT B

Attribute Number	Attribute	Calculation Methodology
233	Affiliated Borrowers Group Name	Recompute by grouping loans by Borrower Principal.
234	Administration Fee	Sum of Primary Servicing Fee, Master Servicing Fee, Trustee Fee, Master Servicing Surveillance Fee, Special Servicing Surveillance Fee and CREFC Royalty Fee.
235	Net Mortgage Rate	Note Rate minus Administration Fee.

ATTACHMENT C
INSTRUCTIONS
1.
For those Compared Attributes with the source document indicated as “Provided by Company,” and those Recomputed Attributes with the calculation methodology indicated as “Provided by Company,” we were instructed by the Company to assume the attribute or result is accurate and therefore, we did not perform any procedure.

2.
For the Compared Attribute “Environmental Cost to Cure (Phase I plus Phase II)”, we were instructed by the Company to (i) use ‘$0’ as the value for the Compared Attribute when the Source Documents contained an Environmental Cost to Cure of less than $5,000, (ii) use ‘N/A’ as the value for the Compared Attribute when the Source Documents did not indicate a value and (iii) exclude any radon mitigation costs in the value for the Compared Attribute.

3.
For the Compared Attribute “Flood Insurance (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Standard Flood Hazard Determination Form had the ‘No’ field marked in the ‘Determination’ section, or when no Standard Flood Hazard Determination Form was available, and the Loan File did not indicate that the Mortgaged Property was located in a special flood hazard area. When the Standard Flood Hazard Determination Form had the ‘Yes’ field marked in the ‘Determination’ section, we were instructed by the Company to use ‘Yes’ as the value for the Compared Attribute if either flood insurance or an approved waiver was stated in the Source Documents.

4.
For the Compared Attribute “Earthquake Insurance Required (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Compared Attribute “Elevated Seismic Hazard Region or PGA ≥ 0.15g (Y/N)” is equal to ‘No’ or when the Compared Attribute “PML (%)” is less than or equal to 20.0% or is N/A. Notwithstanding the above, if the Continuing Covenant Agreement requires earthquake insurance due to building retrofitting we were instructed by the Company to use ‘Yes’ as the value for the Compared Attribute “Earthquake Insurance Required (Y/N)”.

5.
For the Compared Attribute “PML Report Required (Y/N)”, for Loans where “Property Sub-Type” is equal to “Manufactured Housing Community” or contains “MHC”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute, unless a Source Document was provided.

6.	For the Compared Attribute “PML Report Required (Y/N)”, for Loans where a Seismic Report was provided, we were instructed by the Company to use ‘Yes’ as the value for the Compared Attribute.

7.
For the Compared Attributes “Tenant Concentration Type” and “% of Tenant Concentration”, we were instructed by the Company to exclude concentration types and percentages listed for ‘Seniors’ and ‘Graduate Students’ in the Source Documents.

8.
For the Compared Attribute “Borrower Or Principal Prior Bankruptcy (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Source Document (“Freddie Mac Form 1115”) did not have ‘Yes’ checked for the applicable question.

9.
For the Compared Attribute “Tax Credit Investor Name”, we were instructed by the Company to list all entities with over a 15% ownership interest in the borrower, as identified in the ‘Organizational Chart of Borrower’ in the Source Document (“Continuing Covenant Agreement”).

10.
For the Compared Attribute “Year Renovated”, we were instructed by the Company to use the year of the value for “Expected Construction Completion Date” if the value of “Expected Construction Completion Date” was not equal to ‘N/A’.

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ATTACHMENT C

11.
For the Mortgaged Property with Property Name equal to ‘Westview Village Phase III’, for the Recomputed Attributes “Cut-off Balance” and “Maturity Balance”, we were instructed by the Company to apply the scheduled principal payment during the first accrual period identified in the Project Note to the Original Principal Balance prior to recalculation.

12.
For the Compared Attributes “Appraised Value” and “Appraisal Date”, we were instructed by the Company to use the appraised value and appraisal value date, as shown in the related Appraisal Report, that are associated with the appraisal valuation type that is identified in the “Valuation Type from Appraisal Report” column of the table below. For the Compared Attribute “Appraised Value Type”, we were instructed by the Company to use the appraisal valuation type listed in the “Appraised Value Type” column of the table below.

Property Name	Valuation Type from Appraisal Report	Appraised Value Type
Cedar Grove Apartments	Hypothetical leased fee market value As Renovated assuming Restricted operations	As-Stabilized (Rent Restrictions)
Huntington Towers	Hypothetical As If Renovated - Restricted with Subsidies	As-Stabilized (Rent Restrictions)
Brittany Bay Apartments I	Hypothetical leased fee market value of the real estate assuming Section 42 encumbrances and achievable LIHTC rents "As Proposed"	As-Stabilized (Rent Restrictions)
Bridge At Loyola Lofts	Market Value As Is	As-Is (Rent Restrictions)
Waters At Oakbrook	As-Is Market Value, As Restricted	As-Is (Rent Restrictions)
Westview Village Phase III	Prospective Value Upon Stabilization - Restricted (w/ Section 8) Rent - Encumbered	As-Stabilized (Rent Restrictions)
Hope On Hyde Park	As Is, Encumbered w/ Tax Exemption Market Value of the Leased Fee Interest	As-Is (Rent Restrictions)
Edenwood Apartments	As Renovated and Stabilized, Encumbered	As-Stabilized (Rent Restrictions)
Entwine II	Prospective As Stabilized, Restricted Rent with LRSP Subsidy (with Tax Abatement)	As-Stabilized (Rent Restrictions)
Al Thomas Senior High Rise	Hypothetical As Stabilized - Restricted As Renovated	As-Stabilized (Rent Restrictions)
The Vinings Of Augusta	As Restricted - Prospective Value Upon Stabilization	As-Stabilized (Rent Restrictions)
Boulevard Avenue Apartments	Market value "as is" subject to achievable LIHTC rents with HAP contract	As-Is (Rent Restrictions)

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